Pay vs Performance Disclosure - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026
Pay vs Performance Disclosure
Net Income (Loss)	$ (24,486)	$ (7,622,938)	$ (759,059)	$ (8,381,997)